Condensed consolidating information on certain US subsidiaries - Disclosure of condensed cash flow statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure Of Condensed Financial Statements [Line Items]
Profit before taxation	$ 8,154		$ 16,723		$ 7,180
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	631		1,085		1,603
Depreciation, depletion and amortization	17,780		15,457		15,584
Impairment and (gain) loss on sale of businesses and fixed assets	7,882		404		6
Earnings from joint ventures and associates	(3,257)		(3,753)		(2,507)
Dividends received from joint ventures and associates	1,962		1,535		1,253
Equity accounted income of subsidiaries - after interest and tax	0		0		0
Dividends received from (paid to) subsidiaries	0		0		0
Interest receivable	(441)		(468)		(304)
Interest received	416		348		375
Finance costs	3,489		2,528		2,074
Interest paid	(2,870)		(1,928)		(1,572)
Net finance expense relating to pensions and other post-retirement benefits	63		127		220
Share-based payments	730		690		661
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(238)		(386)		(394)
Net charge for provisions, less payments	(176)		986		2,106
(Increase) decrease in inventories	(3,406)		672		(848)
(Increase) decrease in other current and non-current assets	(2,335)		(2,858)		(4,848)
Increase (decrease) in other current and non-current liabilities	2,823		(2,577)		2,344
Income taxes paid	(5,437)		(5,712)		(4,002)
Net cash provided by (used in) operating activities	25,770		22,873		18,931
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(15,418)		(16,707)		(16,562)
Acquisitions, net of cash acquired	(3,562)		(6,986)		(327)
Investment in joint ventures	(137)		(382)		(50)
Investment in associates	(304)		(1,013)		(901)
Total cash capital expenditure	19,421		25,088		17,840
Proceeds from disposals of fixed assets	500		940		2,936
Proceeds from disposals of businesses, net of cash disposed	1,701		1,911		478
Proceeds from loan repayments	246		666		349
Net cash used in investing activities	(16,974)		(21,571)		(14,077)
Financing activitiesa
Repurchase of shares	(1,511)		(355)	[1]	(343)	[1]
Payments of lease liabilities, classified as financing activities	(2,372)		(35)	[1]	(45)	[1]
Proceeds from long-term financing	8,597		9,038	[1]	8,712	[1]
Repayments of long-term financing	(7,118)		(7,175)	[1]	(6,231)	[1]
Net increase (decrease) in short-term debt	180		1,317	[1]	(158)	[1]
Net increase (decrease) in non-controlling interests	566		0	[1]	1,063	[1]
BP shareholders	(6,946)		(6,699)	[1]	(6,153)	[1]
Non-controlling interests	(213)		(170)	[1]	(141)	[1]
Net cash provided by (used in) financing activities	(8,817)		(4,079)	[1]	(3,296)	[1]
Currency translation differences relating to cash and cash equivalents	25		(330)		544
Increase (decrease) in cash and cash equivalents	4		(3,107)		2,102
Cash and cash equivalents at beginning of year	22,468	[2]	25,586		23,484
Cash and cash equivalents at end of year	22,472		22,468	[2]	25,586
Reportable Legal Entities | Issuer
Disclosure Of Condensed Financial Statements [Line Items]
Profit before taxation	20		1,080		438
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	0		0		0
Depreciation, depletion and amortization	169		377		735
Impairment and (gain) loss on sale of businesses and fixed assets	743		66		(71)
Earnings from joint ventures and associates	0		0		0
Dividends received from joint ventures and associates	0		0		0
Equity accounted income of subsidiaries - after interest and tax	0		0		0
Dividends received from (paid to) subsidiaries	0		0		0
Interest receivable	(1)		(42)		(11)
Interest received	1		42		11
Finance costs	17		8		6
Interest paid	(6)		(8)		(6)
Net finance expense relating to pensions and other post-retirement benefits	0		0		0
Share-based payments	0		0		0
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	0		0		0
Net charge for provisions, less payments	21		33		(128)
(Increase) decrease in inventories	(31)		(62)		(25)
(Increase) decrease in other current and non-current assets	(132)		(72)		108
Increase (decrease) in other current and non-current liabilities	1,954		(491)		(830)
Income taxes paid	(444)		(133)		0
Net cash provided by (used in) operating activities	2,311		798		227
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(173)		(273)		(321)
Acquisitions, net of cash acquired	0		0		0
Investment in joint ventures	0		0		0
Investment in associates	0		0		0
Total cash capital expenditure	173		273		321
Proceeds from disposals of fixed assets	19		0		94
Proceeds from disposals of businesses, net of cash disposed	0		1,475		0
Proceeds from loan repayments	21		0		0
Net cash used in investing activities	(133)		1,202		(227)
Financing activitiesa
Repurchase of shares	0		0		0
Payments of lease liabilities, classified as financing activities	(46)		0		0
Proceeds from long-term financing	0		0		0
Repayments of long-term financing	0		0		0
Net increase (decrease) in short-term debt	0		0		0
Net increase (decrease) in non-controlling interests	0				0
BP shareholders	(2,132)		(2,000)		0
Non-controlling interests	0		0		0
Net cash provided by (used in) financing activities	(2,178)		(2,000)		0
Currency translation differences relating to cash and cash equivalents	0		0		0
Increase (decrease) in cash and cash equivalents	0		0		0
Cash and cash equivalents at beginning of year	0		0		0
Cash and cash equivalents at end of year	0		0		0
Reportable Legal Entities | Guarantor
Disclosure Of Condensed Financial Statements [Line Items]
Profit before taxation	4,082		9,442		3,387
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	0		0		0
Depreciation, depletion and amortization	0		0		0
Impairment and (gain) loss on sale of businesses and fixed assets	0		0		(9)
Earnings from joint ventures and associates	0		0		0
Dividends received from joint ventures and associates	0		0		0
Equity accounted income of subsidiaries - after interest and tax	(5,916)		(10,942)		(4,436)
Dividends received from (paid to) subsidiaries	6,360		3,490		3,183
Interest receivable	0		(215)		(220)
Interest received	12		215		220
Finance costs	0		1,326		826
Interest paid	0		(1,326)		(826)
Net finance expense relating to pensions and other post-retirement benefits	(153)		(95)		(15)
Share-based payments	739		671		595
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(10)		(183)		(145)
Net charge for provisions, less payments	0		0		0
(Increase) decrease in inventories	0		0		0
(Increase) decrease in other current and non-current assets	(155)		165		522
Increase (decrease) in other current and non-current liabilities	3,469		4,509		3,374
Income taxes paid	(1)		0		0
Net cash provided by (used in) operating activities	8,427		7,057		6,456
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	0		0		0
Acquisitions, net of cash acquired	0		0		0
Investment in joint ventures	0		0		0
Investment in associates	0		0		0
Total cash capital expenditure	0		0		0
Proceeds from disposals of fixed assets	0		0		0
Proceeds from disposals of businesses, net of cash disposed	0		0		0
Proceeds from loan repayments	0		0		0
Net cash used in investing activities	0		0		0
Financing activitiesa
Repurchase of shares	(1,511)		(355)		(343)
Payments of lease liabilities, classified as financing activities	0		0		0
Proceeds from long-term financing	0		0		0
Repayments of long-term financing	0		0		0
Net increase (decrease) in short-term debt	0		0		0
Net increase (decrease) in non-controlling interests	0				0
BP shareholders	(6,929)		(6,699)		(6,153)
Non-controlling interests	0		0		0
Net cash provided by (used in) financing activities	(8,440)		(7,054)		(6,496)
Currency translation differences relating to cash and cash equivalents	0		0		0
Increase (decrease) in cash and cash equivalents	(13)		3		(40)
Cash and cash equivalents at beginning of year	13		10		50
Cash and cash equivalents at end of year	0		13		10
Reportable Legal Entities | Other subsidiaries
Disclosure Of Condensed Financial Statements [Line Items]
Profit before taxation	9,968		17,143		7,800
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	631		1,085		1,603
Depreciation, depletion and amortization	17,611		15,080		14,849
Impairment and (gain) loss on sale of businesses and fixed assets	7,139		338		77
Earnings from joint ventures and associates	(3,257)		(3,753)		(2,507)
Dividends received from joint ventures and associates	1,962		1,535		1,253
Equity accounted income of subsidiaries - after interest and tax	0		0		0
Dividends received from (paid to) subsidiaries	0		0		0
Interest receivable	(2,228)		(1,776)		(1,117)
Interest received	2,191		1,656		1,188
Finance costs	5,260		2,759		2,286
Interest paid	(4,652)		(2,159)		(1,784)
Net finance expense relating to pensions and other post-retirement benefits	216		222		235
Share-based payments	(9)		19		66
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	(228)		(203)		(249)
Net charge for provisions, less payments	(197)		953		2,234
(Increase) decrease in inventories	(3,375)		734		(823)
(Increase) decrease in other current and non-current assets	(2,048)		(951)		(5,478)
Increase (decrease) in other current and non-current liabilities	(2,600)		(6,595)		(200)
Income taxes paid	(4,992)		(5,579)		(4,002)
Net cash provided by (used in) operating activities	21,392		20,508		15,431
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	(15,245)		(16,434)		(16,241)
Acquisitions, net of cash acquired	(3,562)		(6,986)		(327)
Investment in joint ventures	(137)		(382)		(50)
Investment in associates	(304)		(1,013)		(901)
Total cash capital expenditure	19,248		24,815		17,519
Proceeds from disposals of fixed assets	481		940		2,842
Proceeds from disposals of businesses, net of cash disposed	1,701		436		478
Proceeds from loan repayments	225		666		349
Net cash used in investing activities	(16,841)		(22,773)		(13,850)
Financing activitiesa
Repurchase of shares	0		0		0
Payments of lease liabilities, classified as financing activities	(2,326)		(35)		(45)
Proceeds from long-term financing	8,597		9,038		8,712
Repayments of long-term financing	(7,118)		(7,175)		(6,231)
Net increase (decrease) in short-term debt	180		1,317		(158)
Net increase (decrease) in non-controlling interests	566				1,063
BP shareholders	(4,245)		(3,490)		(3,183)
Non-controlling interests	(213)		(170)		(141)
Net cash provided by (used in) financing activities	(4,559)		(515)		17
Currency translation differences relating to cash and cash equivalents	25		(330)		544
Increase (decrease) in cash and cash equivalents	17		(3,110)		2,142
Cash and cash equivalents at beginning of year	22,455		25,576		23,434
Cash and cash equivalents at end of year	22,472		22,455		25,576
Eliminations and reclassifications
Disclosure Of Condensed Financial Statements [Line Items]
Profit before taxation	(5,916)		(10,942)		(4,445)
Adjustments to reconcile profit before taxation to net cash provided by operating activities
Exploration expenditure written off	0		0		0
Depreciation, depletion and amortization	0		0		0
Impairment and (gain) loss on sale of businesses and fixed assets	0		0		9
Earnings from joint ventures and associates	0		0		0
Dividends received from joint ventures and associates	0		0		0
Equity accounted income of subsidiaries - after interest and tax	5,916		10,942		4,436
Dividends received from (paid to) subsidiaries	(6,360)		(3,490)		(3,183)
Interest receivable	1,788		1,565		1,044
Interest received	(1,788)		(1,565)		(1,044)
Finance costs	(1,788)		(1,565)		(1,044)
Interest paid	1,788		1,565		1,044
Net finance expense relating to pensions and other post-retirement benefits	0		0		0
Share-based payments	0		0		0
Net operating charge for pensions and other post-retirement benefits, less contributions and benefit payments for unfunded plans	0		0		0
Net charge for provisions, less payments	0		0		0
(Increase) decrease in inventories	0		0		0
(Increase) decrease in other current and non-current assets	0		(2,000)		0
Increase (decrease) in other current and non-current liabilities	0		0		0
Income taxes paid	0		0		0
Net cash provided by (used in) operating activities	(6,360)		(5,490)		(3,183)
Investing activities
Expenditure on property, plant and equipment, intangible and other assets	0		0		0
Acquisitions, net of cash acquired	0		0		0
Investment in joint ventures	0		0		0
Investment in associates	0		0		0
Total cash capital expenditure	0		0		0
Proceeds from disposals of fixed assets	0		0		0
Proceeds from disposals of businesses, net of cash disposed	0		0		0
Proceeds from loan repayments	0		0		0
Net cash used in investing activities	0		0		0
Financing activitiesa
Repurchase of shares	0		0		0
Payments of lease liabilities, classified as financing activities	0		0		0
Proceeds from long-term financing	0		0		0
Repayments of long-term financing	0		0		0
Net increase (decrease) in short-term debt	0		0		0
Net increase (decrease) in non-controlling interests	0				0
BP shareholders	6,360		5,490		3,183
Non-controlling interests	0		0		0
Net cash provided by (used in) financing activities	6,360		5,490		3,183
Currency translation differences relating to cash and cash equivalents	0		0		0
Increase (decrease) in cash and cash equivalents	0		0		0
Cash and cash equivalents at beginning of year	0		0		0
Cash and cash equivalents at end of year	$ 0		$ 0		$ 0

[1]	a The presentation of financing cash flows for the comparative periods have been amended to align with the current period. See Note 1 for further information.
[2]	a Finance debt on the comparative balance sheet has been re-presented to align with the current period. See Note 1 for further information.